20. COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016
Commitments And Contingencies Details
April 1, 2017 - December 31, 2017	$ 1,166,410	$ 243,269
2018	1,488,298	184,820
2019	1,436,981	110,446
2020	1,433,403
2021	1,449,019
Thereafter	4,675,844
Total	$ 11,649,955	$ 538,535